UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

845 Third Avenue

 New York, NY             10022

(Address of principal executive offices) (Zip code)

Jonathan B. Reisman

 6975 NW 62 Terrace

 Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: July 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Growth Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The American Heritage Growth Fund, Inc.

845 Third Avenue

New York City, NY 10022

Phone: (212) 397 – 3900

Fax: (212) 397 – 4036

October 2005

To our valued Shareholders

So far this year has been a disappointment for the performance of the US-stock market, and also for the American Heritage Growth Fund. I did not anticipate the record increase of the oil price and therefore did not participate in the impressive ralley of this market segment. Our strategy continues to focus on small companies primarily in the technology area, and biotech sector.

The expense ratio of the Fund remains very high which is a direct reflection of the small size of the portfolio. Unless we receive more funds this unfavorable ratio is unlikely to change.

Shareholders who would like to have a detailed analysis of the stock market, world economy, and political trends can call 212-397-3900 to request a free copy of my newsletter which has been published for over 25 years.

Our next shareholders’ conference call is scheduled for the first week of February 2006.

Those who would like to participate should inquire in January about further details.

As the manager and one of the major shareholders I appreciate your loyalty and thank you for your patience.

Yours truly

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Assets and Liabilities

July 31, 2005 (Unaudited)

ASSETS
Investments in securities, at market value
(Cost $174,764) (Note 1)	$128,034
Dividends and interest receivable	82

TOTAL ASSETS	128,116

LIABILITES
Payables:
Accrued expenses and other liabilities	6,480

TOTAL LIABILITIES	6,480

NET ASSETS
Net Assets (equivalent to $0.05 per
share based on 2,305,484 shares
of capital stock outstanding) (Note 4)	$121,636

Composition of net assets:
Paid in capital	3,238,406
Accumulated net investment loss	(278,554)
Accumulated net realized loss on
Investments	(2,791,486)
Net unrealized depreciation on
Investments	(46,730)

NET ASSETS, July 31, 2005	$121,636

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Investment in Securities

July 31, 2005 (Unaudited)

	Number of
	Shares	Value

COMMON STOCKS & WARRANTS – 58.07%

TECHNOLOGY – 5.62%
3Com Corp.*	100	364
Ciena Corp. *.	200	448
Equity, Inc *.	55,000	770
Simulations Plus, Inc.*	1,500	5,250
		6,832

BASIC MATERIALS – 1.19%
Canarc Resource Corp.*	5,000	1,450

CONSUMER GOODS – 18.77%
Tempur Pedic International, Inc.*	1,000	17,210
Tor Minerals International, Inc.*	1,000	5,620
		22,830

HEALTHCARE - 13.61%
Unigene Laboratories, Inc.*	3,000	5,460
Millenia Hope, Inc.*	20,000	2,600
Nexmed, Inc.*	2,500	4,225
ViaCell, Inc.*	500	4,270
FPA Medical Management, Inc.*	5,000	1
		16,556

INDUSTRIALS – 4.89%
Worldwater Corp.*	15,000	5,475
U.S. Wind Farming, Inc.	47,500	475
		5,950

CONSUMER SERVICES – 13.99%
Time Warner, Inc.	1,000	17,020

TOTAL COMMON STOCKS		70,638

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Investment in Securities

July 31, 2005 (Unaudited)

(Continued)

CASH & EQUIVALENTS
FIRST AMERICAN TREASURY
FUND CL A 2.10% **	47.19%	57,396
TOTAL INVESTMENTS
(Cost $174,764)	105.26%	128,034

LIABILITIES IN EXCESS OF	(5.26%)	(6,398)
OTHER ASSETS

TOTAL NET ASSETS	100.00%	$121,636

*

Non-income producing security.

**   Variable Rate Security at July 31, 2005

+

Illiquid security.

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Operations

July 31, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends	32
Interest	300
TOTAL INVESTMENT INCOME	332

EXPENSES:
Investment advisory fees (Note 2)	932
Fund Accounting / Transfer agent fees	4,125
Audit fees	6,725
Legal fees	3,991
Custodian fees	3,255
Registration	3,123
Printing	2,018
Insurance	614
Trustee Fees	500
Other expenses	996
TOTAL EXPENSES	26,279
Less: waiver of investment
Expense Waiver	(932)
NET EXPENSES	25,347
Net investment loss	(25,015)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment
transactions	(9,886)
Net change in unrealized
depreciation on investments	2,132
Net realized and unrealized loss
on investments	(7,754)
Net decrease in net assets
RESULTING FROM OPERATIONS	$ (32,769)

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Changes in Net Assets

July31, 2005 (Unaudited)

	Six months	Year
	ending	ending
	July 31	January 31
	2005	2005

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$ (25,015)	$ (17,088)
Net realized gains (losses) from
investment transactions	(9,886)	31,269
Net change in unrealized appreciation
(depreciation) on investments	2,132	(40,842)
Net increase (decrease) in net assets
resulting from operations	(32,769)	(26,661)
Distributions to shareholders:
Net investment income	0	0
Net realized gains on investments	0	0
Capital share transactions
Proceeds from shares sold	0	4,508
Payment for shares redeemed	(18,334)	(16,757)
Net decrease from capital
share transactions	(18,334)	(12,249)
Net (decrease)
in net Assets	(51,103)	(38,910)

NET ASSETS:
Beginning of year	172,739	211,649
End of year	$121,636	$172,739

CAPITAL SHARE ACTIVITY
Shares sold	0	62,483
Shares redeemed	(281,242)	(242,938)
Net decrease in shares outstanding	(281,242)	(67,155)
Shares outstanding at the
beginning of the period	2,586,726	2,767,181
Shares outstanding at the
END OF THE PERIOD	2,305.484	2,586,726

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

July 31, 2005 (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American Heritage Growth Fund, Inc. (the ""Fund'') was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objective of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales price as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2005, the Fund had available for federal income purposes an unused capital loss carryover of approximately $2,812,869, which expires between 2004 and 2019. If not utilized by then, the loss will be charged against paid in capital.

Distribution to Shareholders

The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and any net realized capital gains, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid out of the subsequent year's distributions.

Option writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

Repurchase Agreements

The Fund may enter into a repurchase agreement as a money market alternative with respect to its otherwise uninvested cash.  There is no limitation of the amount of repurchase agreements which may be entered into by the Fund.  In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell at a higher price.  A repurchase agreement, therefore, involves a loan by the Fund, which loan is collateralized by the value of the underlying security.  Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.  All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used in determining gains and losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives an annual fee of 1.25% of the Fund’s average net asset value, computed daily, and payable monthly.  However, for the six months ending July 31, 2005, AHMC agreed to waive its investment advisory fees which amounted to $932.

Heiko H. Thieme, the Fund’s Chairman of the Board of Directors and Chief Executive Officer, is also the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of which he owns all of the outstanding shares.

During the six months ended July 31, 2005 and fiscal year ended January 31, 2005, Thieme Securities, Inc., which is wholly owned by Heiko H. Thieme, received brokerage commissions from the Fund of $2,055 and $3,320, respectively.

NOTE 3. INVESTMENTS

During the six months ended July 31, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $270,067 and $314,621, respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of July 31, 2005, there were 250,000,000 shares of $0.001 par value capital stock authorized and the total par value and paid in capital aggregated $3,238,406.

AMERICAN HERITAGE GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a fund share outstanding throughout each period

	(Unaudited)
	Six months	Year	Year	Year	Year
	Ending	ending	ending	ending	ending
	July 31	January 31	January 31	January 31	January 31
	2005	2005	2004	2003	2002
Net asset value, beginning of period	$0.07	0.08	0.06	$0.10	$0.16
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Net gains (losses) on securities (both
realized and unrealized)	(0.01)	0.00	0.03	(0.03)	(0.05)
Total from investment operations	(0.02)	(0.01)	0.02	(0.04)	(0.06)
Less distributions:
Dividends (from net investment
income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$0.05	$0.07	$0.08	$0.06	$0.10
Total return	(28.57)%	(12.50)%	33.33%	(40.00)%	(37.50)%
Ratios/Supplemental data:
Net assets, end of period	$121,636	$172,739	$134,465	$170,497	$299,845
Ratio of expenses to average net assets	17.04%	9.50%	8.42%	18.77%	14.70%
Ratio of net loss to average net assets	(16.82)%	(9.03)%	(8.19)%	(18.66)%	(14.30)%
Portfolio turnover rate	305.96%	256.71%	234.32%	597.61%	154.30%

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Expense Illustration

July 31, 2005 (Unaudited)

(Continued)

Expense Example

As a shareholder of the American Heritage Growth Fund., you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2005 through July 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2005	July 31, 2005	February 1,2005 to July 31, 2005
Actual	$1,000.00	$714.29	$72.83
Hypothetical (5% Annual Return before expenses)	$1,000.00	$939.96	$82.42
* Expenses are equal to the Fund's annualized expense ratio of 17.04%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AMERICAN HERITAGE GROWTH FUND, INC.

Additional Information

July 31, 2005 (Unaudited)

The Fund's Board of Directors is responsible for the management of the Fund.  The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund.  The Fund does not have an advisory board.

Name and Address	Age	Positions Held With the Fund	Approximate Length of Time Served	Principal Occupation(s) During the Past Five Years	OTHER DIRECTORSHIPS
Heiko H. Thieme* 845 Third Avenue New York, NY	61	Chairman of the Board of Directors, Chief Executive Officer and Secretary	10 years

Chairman of the Board of Directors, Chief Executive Officer and Secretary of the Fund and The American Heritage Fund, Inc. Chief Executive Officer of American Heritage Management Corporation and Thieme Associates, Inc. (investment advisor). Chief Executive Officer of Thieme Securities, Inc. (broker-dealer) and Thieme Consulting, Inc. Chief Executive Officer of The Global Opportunity Fund Limited (foreign investment company) and their respective investment advisors.

					The American Heritage Fund, Inc. (AHF)

Dr. Mieczylsaw Karczmar 845 Third Avenue New York, NY	81	Director	2 years	Economic Advisor, Deutsche Bank Senior Vice President & Chief Economist, European American Bank Director of Finance, Polish Ministry of Foreign Trade Director of Planning, National Bank of Poland	AHF

Dr. Eugene Sarver 241 W. 97th St. New York, NY	60	Director	10 years	Sole proprietor of Sarver International (financial and economic consulting) and Associate of Intercap Investments, Inc.	AHF

*Mr. Thieme is an “interested person” as defined in the Investment Company Act of 1940 because he is an executive officer of the Fund and owns all the outstanding equity securities of AHMC and Thieme Securities, Inc.

Mr. Thieme is the portfolio manager of the Fund and AHF.  None of the Fund’s other directors oversees any portfolios in the fund complex..

Each of the Fund’s officers and directors serves until his respective successor is elected and qualifies or until his earlier removal or resignation.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A  or this Item.

Item 11.  Controls and Procedures.

(a)

Based upon an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within 90 days of the filing of this Report, the registrant’s Chief Executive Officer and Chief Financial Officer believes that the disclosure controls and procedures were effective.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date November 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date November 10, 2005

* Print the name and title of each signing officer under his or her signature.